Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,
	2025	2026
	RMB	RMB

Buildings	308,806	309,081
Leasehold improvements	—	1,955
Electronic equipment	11,187	11,672
Furniture and office equipment	7,019	7,737
Vehicles	2,743	2,901
Computer software	3,473	3,423
Subtotal	333,228	336,769
Less: accumulated depreciation and amortization	(33,998)	(44,933)
Less: accumulated impairment	(17,953)	(17,856)
Property and equipment, net	281,277	273,980